OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Disclosure of other accounts receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE [Text Block]
NOTE 7:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2021	2020

Prepaid expenses	$2,716	$472
Government authorities	2,338	75
Related parties (see Note 21)	11	36
Indemnification assets (see Note 5)	2,112	-
Other receivables (including related parties - see Note 5)	7,304	106

	$14,481	$689